Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Company’s Deferred Tax Assets and Liabilities	Significant components of the Company’s deferred tax assets and liabilities are as follows:
	December 31,
	2023	2022

Net operating loss carry forward	$3,612,947	$2,693,459
Research and development expenses	145,249	135,367
Provision for warranty	1,332	2,101
Provision for vacation and convalescence	17,459	15,799
Issuance cost	81,010	86,464
Total deferred tax assets	3,857,998	2,933,190
Less - valuation allowance	(3,857,998)	(2,933,190)
Net deferred tax assets	$-	$-